ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Dividends Payable [Line Items]
Total dividends paid	¥ 38,162	¥ 31,141
Effective Date [Member]
Dividends Payable [Line Items]
Total dividends paid	34,595	30,157
Officer's Compensation Board Incentive Plan
Dividends Payable [Line Items]
Total dividends paid	62	40
Officer's Compensation Board Incentive Plan | Effective Date [Member]
Dividends Payable [Line Items]
Total dividends paid	¥ 53	¥ 57